Entity Level Disclosures and Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Entity Level Disclosures and Segment Information [Abstract]
Schedule of Operating Segments	The following tables present details of the Company’s operating segments for the three years in the period ended December 31, 2023:
	Enterprise internet access	Consumer internet access	Consolidated	Adjustment to net loss for year
	Year ended December 31, 2023
	U.S. dollar in thousands

Revenues	21,291	5,230	26,521

Adjusted operating loss	7,210	381	-	7,591
Non-attributable corporate expenses				(2,358)
Share-based payments				(880)
Impairment of goodwill and intangible assets				(8,991)
Depreciation and amortization				(861)
Operating loss				(5,499)
Financial expenses, net				(590)
Tax benefit				482
Net loss from continuing operations				(5,607)
	Enterprise internet access	Consumer internet access	Consolidated	Adjustment to net loss for year
	Year ended December 31, 2022
	U.S. dollar in thousands

Revenues	8,480	10,070	18,550

Adjusted operating loss	*(2,380)	(3,439)	-	(5,819)
Non-attributable corporate expenses				(2,445)
Share-based payments				(1,583)
Impairment of goodwill and intangible assets				(1,021)
Depreciation and amortization				(1,861)
Operating loss				(12,729)
Financial expenses, net				(54)
Tax benefit				327
Net loss from continuing operations				(12,456)
*	Including legal expenses of $2,439 thousand related to legal proceedings resolved by a settlement in May 2022.

	Enterprise internet access	Consumer internet access	Consolidated	Adjustment to net loss for year
	Year ended December 31, 2021
	U.S. dollar in thousands

Revenues	6,265	3,389	9,654

Adjusted operating loss	*(2,987)	(1,319)	-	(4,306)
Non-attributable corporate expenses				(2,561)
Share-based payments				(1,936)
Contingent consideration measurement				684
Impairment of goodwill and intangible assets				(700)
Depreciation and amortization				(1,593)
Operating loss				(10,412)
Financial expenses, net				942
Tax benefit				945
Net loss from continuing operations				(8,525)
*	Including legal expenses of $2,704 thousand related to legal proceedings resolved by a settlement in May 2022.

Schedule of Revenues by Geographic Regions	Revenue by Geographic Area
	Year ended December 31
	2023	2022	2021
	U.S. dollar in thousands
U.S.	5,534	4,110	3,518
Europe	5,210	2,599	2,229
APAC	7,181	1,253	529
U.K. Virgin Island	3,109	7,009	-
Hong-Kong	339	118	1,365
MEA	2,166	471	-
Israel	2,149	177	348
Other	833	2,813	1,665
	26,521	18,550	9,654